REGISTRATION NO.  33-61542

                                                      REGISTRATION NO.  811-7662

 ...............................................................................

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A



    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                        Pre-Effective Amendment No......              [ ]
                        Post-Effective Amendment No. 6                [X]
                        (Check appropriate box or boxes)

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]


                        Pre-Effective Amendment No......              [ ]
                        Post-Effective Amendment No. 6                [X]
                        (Check appropriate box or boxes)


                                 ACCOLADE FUNDS
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               7900 Callaghan Road
                            San Antonio, Texas 78229
                     ---------------------------------------
                     (Address of Principal Executive Office)

                                 (210) 308-1234
              ----------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                           Frank E. Holmes, President
                                 Accolade Funds
                               7900 Callaghan Road
                            San Antonio, Texas 78229
                     ---------------------------------------
                     (Name and Address of Agent for Service)

 ...............................................................................

Approximate date of proposed public offering:................, 1996

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(i)

[X]  on October 15, 1996 pursuant to paragraph (a)(i)

[ ]  75 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 473(b), the registration statement shall hereby become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933. The Registrant, pursuant to Rule 461, hereby requests acceleration of its effective date to October 15, 1996.

The Registrant hereby declares, pursuant to Rule 24f-2 under the Investment Company Act of 1940, that an indefinite number of shares of beneficial interest, no par value, is being registered by this Registration Statement, with respect to one sub-trust of Registrant -MegaTrends Fund. The Rule 24f-2 Notice for the most recent fiscal year, September 30, 1995, was filed on or about November 28, 1995, in respect to another sub-trust of Registrant, the Bonnel Growth Fund.

                                 ACCOLADE FUNDS
                                 MEGATRENDS FUND

                                    FORM N-1A

                              CROSS REFERENCE SHEET
                                     PART A

        FORM N-1A
        ITEM NO.                CAPTION OR LOCATION IN PROSPECTUS
        --------                ---------------------------------

           1 .................  Cover Page

           2 .................  Summary of Fees and Expenses

           3 .................  Financial    Highlights   (also
                                covered  under  Item 23 in Part
                                B)

           4 .................  Cover    Page;    The    Trust;
                                Investment    Objectives    and
                                Considerations;         Special
                                Considerations

           5 .................  Management of the Fund

           5A ................  Management's Discussion of Fund
                                Performance

           6 .................  Cover    Page;    The    Trust;
                                Dividends and Taxes

           7 .................  How  to  Purchase  Shares;  How
                                Shares  Are   Valued;   Special
                                Considerations - Servicing Fee

           8 .................  How to Redeem Shares

           9 .................  Management   of  the  Fund--the
                                Sub-Advisor

--------------------------------------------------------------------------------

                            PART A -- THE PROSPECTUS
                    Included herein is the Prospectus for the
                         Accolade Funds/MegaTrends Fund
                         Post-Effective Amendment No. 6

--------------------------------------------------------------------------------

                                 ACCOLADE FUNDS

                                 MEGATRENDS FUND

                                   PROSPECTUS

                                October 15, 1996

                                 P.O. Box 781234
                          San Antonio, Texas 78278-1234

                        1-800-524-5332 or 1-800-524-LEEB

                (Information, Shareholder Services and Requests)

                        INTERNET: http://www.usfunds.com

     This prospectus presents information that a prospective investor should know about the MegaTrends Fund (the "Fund"), a diversified series of Accolade Funds (the "Trust"). The Trust is an open-end management investment company.

     Investors are responsible for determining whether or not an investment in the fund is appropriate for their needs. Read and retain this prospectus for future reference.

     A Statement of Additional Information dated October 15, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge from Accolade Funds upon request at the address set forth above or by calling 1-800-524-5332 or 1-800-524-LEEB.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

SUMMARY OF FEES AND EXPENSES..................................................2
FINANCIAL HIGHLIGHTS -- MEGATRENDS FUND.......................................3
INVESTMENT OBJECTIVES, INVESTMENT POLICIES, AND RISK CONSIDERATIONS...........4
OTHER INVESTMENT PRACTICES....................................................6
HOW TO PURCHASE SHARES........................................................6
HOW TO EXCHANGE SHARES........................................................8
HOW TO REDEEM SHARES.........................................................10
HOW SHARES ARE VALUED........................................................13
DIVIDENDS AND TAXES..........................................................13
THE TRUST....................................................................14
MANAGEMENT OF THE FUND.......................................................15
DISTRIBUTION EXPENSE PLAN....................................................16
PERFORMANCE INFORMATION......................................................17

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                                                                      Prospectus

                          SUMMARY OF FEES AND EXPENSES

     The following summary is provided to assist you in understanding the various costs and expenses a shareholder in the Fund could bear directly or indirectly.

    SHAREHOLDER TRANSACTION EXPENSES

         Maximum Sales Load............................................None
         Redemption Fee................................................None
         Administrative Exchange Fee....................................$ 5
         Account Closing Fee (does not apply to exchanges)..............$10
         Trader's Fee (shares held less than 30 days).................0.25%

    ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)1

         Management and Administrative Fees...........................1.00%
         12b-1 Fees...................................................0.25%
         Other Expenses, including Transfer Agency....................0.71%

          and Accounting Services Fees

         Total Fund Operating Expenses................................1.96%


         1 Annual Fund Operating Expenses have been restated using the current fees that would have been applicable had they been in effect during the previous fiscal year. The Fund's Management and Administrative Fee rate of 1% is higher than that of most other mutual funds investing in the domestic market. Management fees are paid to U.S. Global Investors, Inc. (the "Advisor") for managing the Fund's investments and business affairs. The Advisor then pays a portion of the management fee to Money Growth Institute, Inc. (the "Sub-Advisor") for serving as Sub-Advisor. See "Management of the Fund." The Fund incurs other expenses for maintaining shareholder records, furnishing shareholder statements and reports, and for other services. Transfer agency and accounting service fees are paid to United Shareholder Services, Inc. ("USSI" or "Transfer Agent"), a subsidiary of the Advisor, and are not charged directly to individual shareholder accounts. The Transfer Agent charges the Fund $23 per shareholder account per year. The account closing fee and small account charge will be paid by the shareholder directly to the Transfer Agent which will, in turn, reduce its charges to the Fund by like amount. Please refer to the section entitled "Management of the Fund" for further information.

     Except for active ABC Investment Plan(R), custodial accounts for minors, and retirement accounts, if an account balance falls, for any reason other than market fluctuations, below $5,000 at any time during a month, that account will be subject to a monthly small account charge of $1 which will be payable quarterly. See "Small Accounts."

     A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 charge. International wires will be higher.

HYPOTHETICAL EXAMPLE OF EFFECT OF FUND EXPENSES:

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period.

          1 year.............................................$ 30
          3 years............................................$ 72
          5 years............................................$116
          10 years...........................................$239

     The hypothetical example is based upon the Fund's historical expenses which are expected to decline as the Fund's net assets increase. In conformance with SEC regulations, the example is based upon a $1,000 investment; however, the Fund's minimum investment is $5,000. In practice, a $1,000 account would be assessed a monthly $1 small account charge which is not reflected in the example. See "Small Accounts." Included in these estimates is the account closing fee of $10

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                                                                      Prospectus
for each period. This fee is a flat charge which does not vary with the size of your investment. Accordingly, for investments larger than $1,000, your total expenses will be substantially lower in percentage terms than the illustration implies. The example should not be considered a representation of future expenses. Actual expenses may be more or less than those shown.

                     FINANCIAL HIGHLIGHTS -- MEGATRENDS FUND

     The following per share data and ratios for a share of beneficial interest outstanding throughout each fiscal period has been audited by Arthur Andersen LLP. The related financial statements and the report of Independent Accountants are included in the Personal Finance Fund's 1996 Annual Report to Shareholders and are incorporated by reference into the Statement of Additional Information ("SAI"). In addition to the data set forth below, further information about the performance of the Fund is contained in the Annual Report to Shareholders and SAI which may be obtained without charge.

     Per share data for a share outstanding throughout each period is as follows:


                                                         YEAR ENDED JUNE 30,
                                     ---------------------------------------------------------
                                         1996        1995      1994        1993        1992(1)
                                     ---------------------------------------------------------
Net asset value at beginning of ...... $ 11.17     $ 10.29   $ 10.84     $ 10.36     $ 10.00
period                                 -------     -------   -------     -------     -------

Income from investment
operations:
  Net investment income ..............    0.17        0.28      0.19        0.15        0.16
  Net realized and unrealized ........    1.72        0.95     (0.35)       0.55        0.51
  gains (losses) on investments        -------     -------   -------     -------     -------
Total from investment operations .....    1.89        1.23     (0.16)       0.70        0.67
                                       -------     -------   -------     -------     -------
Dividends and distributions:
  Dividends from net investment ......   (0.17)      (0.28)    (0.19)      (0.15)      (0.16)
  income(2)
  Distributions from net realized ....   (1.61)      --        (0.20)      (0.07)      (0.15)
  gains(2)
  In excess of net realized gains ....   (0.01)      (0.07)       --          --         --
                                       -------     -------   -------     -------     -------
Total dividends and distributions ....   (1.79)      (0.35)    (0.39)      (0.22)      (0.31)
                                       -------     -------   -------     -------     -------
Net asset value at end of period ..... $ 11.27     $ 11.17   $ 10.29     $ 10.84     $ 10.36
                                       =======     =======   =======     =======     =======
Total return .........................   17.10%      12.20%    (1.50%)      6.79%       7.94%(4)
                                       =======     =======   =======     =======     =======
Net assets at end of period .......... $27,945     $32,976   $45,523     $58,955     $28,340
                                       =======     =======   =======     =======     =======
(000's)

Ratio of expenses to average net .....    1.50%       1.50%     1.50%       1.50%       1.47%(4)
assets(3)

Ratio of net investment income to ....    1.30%       2.36%     1.65%       1.60%      2.21%(4)
average net assets

Portfolio turnover rate ..............  115.00%     163.00%   143.00%      83.00%     75.00%(4)

     (1) Represents the period from the date of public offering (October 21, 1991) through June 30, 1992. No income was earned or expenses incurred from the start of business through the date of public offering.

     (2) For the period ended June 30, 1992, the per share data was calculated using average shares outstanding throughout the period, whereas for subsequent periods, the per share data was calculated based upon actual distributions. For the period

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                                                                      Prospectus
                                                                          Page 3


ended June 30, 1992, actual distributions per share from net investment income and from net realized gains from security transactions amounted to $.11 and $.08, respectively.

     (3) Ratios of expenses to average net assets assuming no waiver of fees or reimbursement of expenses by the Advisor was 2.10%, 1.98%, 1.81%, 1.95%, and 2.71%4 for the periods ended June 30, 1996, 1995, 1994, 1993, and 1992, respectively.

     (4) Annualized.

       INVESTMENT OBJECTIVES, INVESTMENT POLICIES, AND RISK CONSIDERATIONS

     The primary investment objective of the Fund is to seek long-term capital appreciation consistent with the preservation of capital. Earning current income from dividends, interest and short-term capital gains is a secondary objective. The Fund is not intended to be a complete investment program, and there is no assurance that its investment objectives can be achieved. The Fund's investment objectives are fundamental and as such may not be changed without the affirmative vote of the holders of a majority of its outstanding shares as defined in the Investment Company Act of 1940. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

     The Fund should be viewed essentially as an equity fund since it is expected that, unless the Fund is in a defensive posture, the majority of its assets will be held in common stocks most of the time. The Fund, however, may from time to time have a significant portion, and possibly all, of its assets in obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government obligations" described below) and corporate debt securities of various maturities. When the Sub-Advisor believes substantial price risks exist for common stocks because of uncertainties in the investment outlook or when, in the judgment of the Sub-Advisor, it is otherwise warranted in selling to manage the Fund's portfolio against the risks of a major stock market decline, the Fund may temporarily hold, for defensive purposes, all or a portion of its assets in money market instruments.

     Investments in equity and debt securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions, quality ratings and other factors beyond the control of the Sub-Advisor. Debt securities also are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. As a result, the return and net asset value of the Fund will fluctuate.

ASSET ALLOCATION

     The Sub-Advisor determines the asset allocation of the Fund's portfolio primarily upon the basis of market timing techniques developed by Dr. Stephen Leeb, President and controlling shareholder of the Sub-Advisor, and his staff. These techniques attempt to identify the degree of risk in holding stocks versus debt securities and/or versus money market instruments. Dr. Leeb and his staff have developed models over the years to assist him in assessing risk in the equity and debt markets. These models emphasize general economic and monetary factors and, to a lesser extent, trends in the equity and debt markets themselves.

     Investors should be aware that the investment results of the Fund depend upon the ability of the Sub-Advisor to correctly anticipate the relative performance and risk of stocks, debt securities and money market instruments. Historical evidence indicates that correctly timing portfolio allocations among these asset classes has been an extremely difficult investment strategy to implement successfully. While Dr. Leeb has substantial experience in applying market timing techniques, there can be no assurance that the Sub-Advisor will correctly anticipate relative asset class performance in the future on a consistent basis. Investment results would suffer, for example, if only a small portion of the Fund's assets were invested in stocks during a significant stock market advance or if a major portion were invested in stocks during a major decline.

STOCK SELECTION

     The stock selection approach within the equity sector of the Fund's portfolio can best be characterized in the vernacular of the investment business as a "value" orientation. That is, great emphasis is placed on "value"parameters, such as having a strong balance sheet, and/or having substantial free cash flow, and/or having a record of rising dividends, and/or

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                                                                      Prospectus
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

having a high dividend yield. In addition, companies in whose equities the Fund may invest will predominantly have large capitalizations in terms of total market value. Usually, but not always, the stocks of such companies are traded on major stock exchanges. Such stocks are usually very liquid, but there may be periods when a particular stock or stocks in general become substantially less liquid. Such periods are usually, but not always, brief, and the Sub-Advisor will seek to minimize the overall liquidity risk of the Fund's portfolio. In addition, it is unlikely that the Fund would have more than a token amount of its assets, and in no case more than five percent (5%) of its net assets, in stocks with market capitalizations less than $300 million at the time of purchase. The Fund may invest in foreign companies through the purchase of sponsored American Depository Receipts, "ADRs," (certificates of ownership issued by an American bank or trust company as a convenience to investors in lieu of the underlying shares which it holds in custody), or other securities of foreign issuers that are publicly traded in the United States. The Fund does not currently intend to invest more than five percent (5%) of its net assets in American Depository Receipts and other foreign securities.

GOVERNMENT AND CORPORATE DEBT SECURITIES

     When the Fund has a portion of its assets in U.S. Government obligations or corporate debt securities, the maturities of these securities will be based in large measure both on the Advisor's perception as to general risk levels in the debt market versus the equity market, and on the Advisor's perception of the future trend and term structure of interest rates. Dr. Leeb, with his staff, has developed models that assist him in assessing risk in the debt markets and interest rate trends.

     U.S.  Government   obligations  include  securities  which  are  issued  or
guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government. U.S. Treasury obligations include Treasury bills, Treasury notes and Treasury bonds. Agencies or instrumentalities established by the United States Government include the Federal Home Loan Bank, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

     Also included are the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Bank, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury.

     The Fund may also purchase corporate debt securities rated "B" or higher by Standard & Poor's Ratings Group or Moody's Investors Service, Inc., although the Fund does not hold, nor intends to invest, more than five percent (5%) of its net assets in corporate debt securities rated at least "B" but less than "A" by either of these two rating organizations.

     Lower-rated debt securities (commonly called "junk bonds") are often considered to be speculative and involve greater degrees of risk of default or price changes due to changes in the issuer's creditworthiness. The Fund may also purchase debt securities on a when-issued basis, but the Fund does not currently intend to invest more than five percent (5%) of its net assets in such securities during the coming year.

MONEY MARKET SECURITIES

     The money market instruments which the Fund may own from time to time include U.S. Government obligations having a maturity of less than one year, commercial paper rated A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc., bank debt instruments (certificates of deposit, time deposits and bankers' acceptances) and other short-term instruments issued by domestic branches of U.S. financial institutions that are insured by the Federal Deposit Insurance Corporation and have assets exceeding $10 billion.

     The Fund may also invest a portion of its assets in repurchase agreements with domestic broker/dealers, banks and other financial institutions, provided the Fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In repurchase agreement, the Fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements must be collateralized by the United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in

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

liquidation of securities serving as collateral could cause the Fund some loss if the value of the securities declined prior to liquidation. To minimize the risk of loss, the Fund will enter into repurchase agreements only with institutions and dealers which the Board of Trustees considers creditworthy.

                           OTHER INVESTMENT PRACTICES

     The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers, although the Fund has no present intention to do so.

     The Fund may borrow money from banks or as may be necessary for the clearance of securities transactions but only for emergency or extraordinary purposes in an amount not exceeding five percent (5%) of the Fund's total assets. The Fund's policy on borrowing is a fundamental policy which may not be changed without the affirmative vote of a majority of its outstanding shares.

PORTFOLIO TURNOVER

     The Fund does not intend to use short-term trading as a primary means of achieving its investment objectives. However, the Fund's rate of portfolio turnover will depend on market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Sub-Advisor. For the fiscal years ended June 30, 1995 and 1996, the Fund's portfolio turnover was 163% and 115%, respectively. Although the annual portfolio turnover rate of the Fund cannot be accurately predicted, it will likely be between 75% and 150%, but may be either higher or lower. High turnover involves correspondingly greater commission expenses and transaction costs and increases the possibility that the Fund would not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not qualify as a regulated investment company if it derives 30% or more of its gross income from gains (without offset for losses) from the sale or other disposition of securities held for less than three months. High turnover may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which the Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes (see "Taxes").

PORTFOLIO TRANSACTIONS

     In executing portfolio transactions and selecting brokers or dealers, the Fund seeks the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided. Under the Advisory and Sub-Advisory agreements, the Advisor and Sub-Advisor are permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services. The Advisor and Sub-Advisor must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such case, the Board of Trustees will review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained. The advisory fee of the Advisor would not be reduced by reason of its receipt of such brokerage and research services. To the extent that any research services of value are provided by broker-dealers through or with whom the Fund places portfolio transactions, the Advisor or Sub-Advisor maybe relieved of expenses which they might otherwise bear.

                             HOW TO PURCHASE SHARES

     The minimum initial investment for the Fund is $5,000 for regular accounts or $1,000 for custodial accounts for minors. The minimum subsequent investment is $100. The minimum initial investment for persons enrolled in the ABC Investment Plan(R) is $1,000 and the minimum subsequent investment pursuant to such a plan is $100 or more per month per account. There is no minimum purchase for retirement plan accounts, including IRAs, administered by the Advisor or its agents and affiliates.

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                                                                      Prospectus
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

YOU MAY INVEST IN THE FOLLOWING WAYS:

BY MAIL

     Send your application and check or money order, made payable to the MegaTrends Fund, to P.O. Box 781234, San Antonio, Texas 78278-1234.

     When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address mentioned above. Do not use the remittance portion of your confirmation statement for a different fund as it is pre-coded. Doing so may cause your investment to be invested into the wrong fund. If you wish to purchase shares in more than one fund, send a separate check or money order for each fund. Third party checks will not be accepted; and the Fund reserves the right to refuse to accept second party checks.

BY TELEPHONE

     Once your account is open, you may make investments by telephone by calling 1-800-524-5332 or 1-800-524-LEEB. Investments by telephone are not available in money market funds or any retirement account administered by the Advisor or its agents. The maximum telephone purchase is ten times the value of the shares owned, calculated at the last available net asset value. Payment for shares purchased by telephone is due within seven business days after the date of the transaction. You cannot exchange shares purchased by telephone until after the payment has been received and accepted by the Trust.

BY WIRE

     You may make your initial or subsequent investments in the MegaTrends Fund by wiring money. To do so, call the Fund at 1-800-524-5332 or 1-800-524-LEEB for a confirmation number and wiring instructions.

BY ABC INVESTMENT PLAN(R)

     The ABC Investment Plan(R) (Automatically Building Capital Investment Plan) is offered as a special service allowing you to build a position in any of the United Services family of funds over time without trying to outguess the market. Once your account is open, you may make investments automatically by completing the ABC Investment Plan(R) form authorizing United Shareholder Services, Inc. to draw on your money market or bank account monthly for a minimum of $100 a month beginning within thirty (30) days after the account is opened. These lower minimums are a special service bringing to small investors the benefits of United Services family of funds without requiring a $5,000 minimum initial investment.

     Your investment dollars will automatically buy more shares when the market is undervalued and fewer shares when the market is overvalued. By investing an equal amount at regular periodic intervals, you avoid the extremes in the market. Of course, using the ABC Investment Plan(R) does not guarantee a profit. If you sell at the bottom, no system will give you a gain.

     You may call 1-800-524-5332 to open a treasury money market fund or you could inquire at your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment or discontinue the Plan any time by letter received by United Shareholder Services, Inc. at least two weeks before the change is to become effective.

ADDITIONAL INFORMATION ABOUT PURCHASES

     All purchases of shares are subject to acceptance by the Fund and are not binding until accepted. The Fund reserves the right to reject any application or investment. Orders received by the Fund's Transfer Agent or sub-agent before 4:00 p.m., Eastern time, Monday through Friday exclusive of business holidays, and accepted by the Fund will receive the share price next computed after receipt of the order. In the event that the New York Stock Exchange ("NYSE") and other financial markets close earlier, as on the eve of a holiday, orders will become effective earlier in the day at the close of trading on the NYSE.

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

     If your telephone order to purchase shares is canceled due to nonpayment or late payment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Fund by reason of such cancellation. If checks are returned unpaid due to insufficient funds, stop payment or other reasons, the Fund will charge your account $20 and you will be responsible for any loss incurred by the Fund with respect to canceling the purchase.

     To recover any such loss or charge, the Fund reserves the right, without further notice, to redeem shares of any affiliated funds already owned by any purchaser whose order is canceled, for whatever reason, and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

     Accolade Funds charges no sales commissions or "loads." However, investors may purchase and sell shares through registered broker/dealers who may charge fees for their services.

     CHECKS DRAWN ON FOREIGN BANKS. To be received in good order, an investment must be made in U.S. dollars payable through a bank in the United States. As an accommodation, the Funds' Transfer Agent may accept checks payable in a foreign currency or drawn on a foreign bank and will attempt to convert such checks into U.S. dollars and repatriate such amount to the Fund's account in the United States. Your investment in the Fund will not be considered to have been received in good order until your foreign check has been converted into U.S. dollars and is available to the Fund through a bank in the United States. Your investment in the Fund may be delayed until your foreign check has been converted into U.S. dollars and cleared the normal collection process. Any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

     If the Fund incurs a charge for locating a shareholder without a current address, such charge will be passed through to the shareholder.

TAX IDENTIFICATION NUMBER

     The Fund is required by federal law to withhold and remit to the United States Treasury a portion of the dividends, capital gain distributions and proceeds of redemptions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who underreports dividend or interest income or who fails to provide certification of a tax identification number. In order to avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

     Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In addition, the Fund assesses a $50 administrative fee if the taxpayer identification number is not provided by year-end.

CERTIFICATES

     When you open your account, the Fund will send you a confirmation statement, which will be your evidence that you have opened an account with the Fund. The confirmation statement is nonnegotiable, so if it is lost or destroyed, you will not be required to buy a lost instrument bond or be subject to other expense or trouble, as you would with a negotiable stock certificate. At your written request, the Fund will issue negotiable stock certificates. Unless your shares are purchased with wired money, a certificate will not be issued until 15 days have elapsed from the time of purchase, or the Fund has satisfactory proof of payment, such as a copy of your canceled check. Negotiable certificates will not be issued for fewer than 100 shares.

                             HOW TO EXCHANGE SHARES

     You have the privilege of exchanging into any other fund in the United Services family of funds which is registered in your state. An exchange involves the redemption (sale) of shares of one fund and purchase of shares of another fund at the respective closing net asset value and is a taxable transaction.

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                                                                      Prospectus
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

FUNDS IN THE UNITED SERVICES FAMILY

     Investing involves a trade-off between potential rewards and potential risks. In order to achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment Plan(R). The list below is a reward and risk guide to all of the mutual funds in the United Services family of funds. This guide may help you decide if a fund is suitable for your investment goals.

        HIGH REWARD      China Region Opportunity Fund
          HIGH RISK      U.S. Gold Shares Fund

                         U.S. World Gold Fund
                         U.S. Global Resources Fund
                         Bonnel Growth Fund
                         U.S. Real Estate Fund

    MODERATE REWARD      U.S. All American Equity Fund
      MODERATE RISK      MegaTrends Fund

                         U.S. Income Fund
                         U.S. Tax Free Fund
                         United Services Near-Term Tax Free Fund

                         United Services Intermediate Treasury Fund
         LOW REWARD      U.S. Government Securities Savings Fund

           LOW RISK      U.S. Treasury Securities Cash Fund

     If you have additional questions, one of our professional investor representatives will personally assist you. Call 1-800-524-LEEB.

BY TELEPHONE

     You will automatically have the privilege to direct the Fund to exchange your shares between identically registered accounts by calling toll-free 1-800-524-5332 or 1-800-524-LEEB. In connection with such exchanges neither the Fund nor the Transfer Agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, as a result of this policy, will bear the risk of loss. The Fund and/or its Transfer Agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including, requiring some form of personal identification, providing written confirmation and tape recording conversations); and if it does not employ reasonable procedures, it may be liable for losses due to unauthorized or fraudulent transactions.

BY MAIL

     You may direct the Fund in writing to exchange your shares. The request must be signed exactly as the name appears in the registration. (Before writing, read "Additional Information About Exchanges.")

ADDITIONAL INFORMATION ABOUT EXCHANGES

(1) There is a $5 charge, which is paid to United Shareholder Services, Inc. ("USSI" or the "Transfer Agent") for each exchange out of any Fund account except that retirement accounts administered by the Advisor or its agents and affiliates are charged $5 for each exchange exceeding three per quarter. The exchange fee is charged to cover administrative costs associated with handling these exchanges.


(2) If the shares you wish to exchange are represented by a negotiable stock certificate, the certificate must be returned before the exchange can be effected.

(3) Shares may not be exchanged unless you have furnished the Fund with your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number. (See "Tax Identification Number.")

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                                                                      Prospectus
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

(4) Exchanges out of certain equity funds in the United Services family of funds may be subject to a trader's fee if held less than the prescribed time period. The applicable trader's fee is described under "Trader's Fee Paid to the Fund."

(5) The exchange privilege may be terminated at any time. The exchange fee and other terms of the privilege are subject to change.

                              HOW TO REDEEM SHARES

     You may redeem any or all of your shares at will. The Fund redeems shares at the net asset value next determined after it has received and accepted a redemption request in proper order. Redemption requests received in proper order by the Trust's Transfer Agent or sub-agent prior to 4:00 p.m., Eastern Time, Monday through Friday, exclusive of business holidays, to be effective that day, will receive the share price next computed after receipt of the request.

BY MAIL

     A written request for redemption must be in proper order, which requires delivery of the following to the Transfer Agent:

(1) a written request for redemption signed by each registered owner exactly as the shares are registered, the account number and the number of shares or the dollar amount to be redeemed;

(2) negotiable stock certificates for any shares to be redeemed for which certificates have been issued;

(3)  signature guarantees when required; and,

(4) such additional documents as are customarily required to evidence the authority of persons effecting redemptions on behalf of corporations, executors, trustees, and other fiduciaries. Redemptions will not become effective until all documents, in the form required, have been received by the Transfer Agent. (Before writing, read "Additional Information About Redemptions.")

HOW TO EXPEDITE REDEMPTIONS

     To redeem your Fund shares by telephone, you may call the Fund and direct an exchange out of the Fund into an identically registered account in a United Services treasury money market fund ($1,000 minimum initial investment).You may then write a check against your treasury money market fund account. See "How to Exchange Shares" for a description of exchanges, including the $5 exchange fee. Call 1-800-524-5332 or 1-800-524-LEEB for more information concerning telephone redemption and a treasury money market fund prospectus.

     Telephone redemptions without opening a treasury money market account are available for members of the Chairman's Circle. For more information about the Fund's Chairman's Circle program, call 1-800-524-5332 or 1-800-524-LEEB.

SPECIAL REDEMPTION ARRANGEMENTS

     Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Fund at 1-800- 524-5332 or 1-800-524-LEEB.

SIGNATURE GUARANTEE

     Redemptions in excess of $15,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner of the shares to be redeemed, or if proceeds are to be mailed to an address other than the registered address of record.

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                                                                      Prospectus
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

     When a signature  guarantee is required,  each signature must be guaranteed by:

     (a)  a federally insured bank or thrift institution;

     (b) a broker or dealer (general securities, municipal, or government) or clearing agency registered with the U.S. Securities and Exchange Commission that maintains net capital of at least $100,000; or

     (c) a national securities exchange or national securities association. The guarantee must:

          (i)  include the statement "Signature(s) Guaranteed;"

          (ii) be signed in the name of the guarantor by an authorized person, the person's printed name and position with guarantor; and

          (iii)include a recital that the guarantor is federally insured, maintains the requisite net capital or is a national securities exchange or association.

     Shareholders living abroad may acknowledge their signatures before a U.S. consular officer. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments (e.g., legal officers and adjutants).

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

BY MAIL

     If your redemption check is mailed, it is usually mailed within 48 hours; however, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to seven days. You may avoid this requirement by investing by bank wire (federal funds). Redemption checks may be delayed if you have changed your address in the last 30 days. Please notify the Fund promptly in writing, or by telephone, of any change of address.

BY WIRE

     You may authorize the Fund to transmit redemption proceeds by wire, provided you send written wiring instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed or wired until the purchase check has cleared, which may take up to seven days. There is a $10 charge to cover the wire, which is deducted from redemption proceeds. International wires will be higher.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

     The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

     A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS Form W4-P and a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

     The Fund has the authority to redeem existing accounts and to refuse a potential account the privilege of having an account in the Fund if the Fund reasonably determines that the failure to so redeem, or to so prohibit, would have a material adverse consequence to the Fund and its shareholders. The power to redeem existing accounts will be exercised in light of the Trustees' fiduciary duties and in conformance with Massachusetts law. The Fund will not redeem an existing account solely to prevent the legitimate exercise of a shareholder's rights. No account closing fee will be charged to investors whose accounts are closed under this provision.

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                                                                      Prospectus
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

TRADER'S FEE PAID TO FUND

     A trader's fee of 25 basis points or 0.25% of the value of shares redeemed or exchanged will be assessed to shareholders who redeem or exchange shares of the Fund held less than thirty (30) days. The trader's fee will be paid to the Fund to benefit remaining shareholders by protecting them against expenses due to excessive trading. Excessive short-term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Fund has reserved the right to refuse investments from shareholders who engage in short-term trading that may be disruptive to the Fund.

ACCOUNT CLOSING FEE

     In order to reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be delivered to them by mail or wire. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the Transfer Agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. The account closing fee does not apply to exchanges between the Fund and affiliated funds nor will it be imposed on any account which is involuntarily redeemed.

SMALL ACCOUNTS

     Fund accounts which fall, for any reason other than market fluctuations, below $5,000 at any time during the month, will be subject to a monthly small account charge of $1 which will be payable quarterly. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the costs of maintaining shareholder accounts more equally among shareholders.

     As a special service, active ABC Investment Plan(R), custodial accounts for minors with at least $1,000, and retirement plan accounts administered by the Advisor or its agents and affiliates will not be subject to the small account charge.

     In order to reduce expenses of the Fund, the Fund may redeem all shares in any shareholder account, other than active ABC Investment Plan(R), custodial accounts for minors and retirement plan accounts, if, for a period of more than three months, the account has a net asset value of $2,500 or less and the reduction in value is not due to market fluctuations. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within 90 days of the notice. No account closing fee will be charged to investors whose accounts are closed under this redemption provision.

CONFIRMATION STATEMENTS

     Shareholders normally will receive a confirmation statement after each transaction (purchase, redemption, dividend, etc.) showing activity in the account. If you have no transactions, you will receive an annual statement only.

OTHER SERVICES

     The Fund has available a number of plans and services to meet the special needs of certain investors. Plans available include:

     (1)  payroll deduction plans, including military allotments;

     (2)  custodial accounts for minors;

     (3)  a flexible, systematic withdrawal plan; and,

     (4) various retirement plans such as IRA, SEP/IRA, 403(b)(7), 401(k) and employer-adopted defined contribution plans.

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                                                                      Prospectus
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

     There is an annual charge for each retirement plan fund account with respect to which Security Trust & Financial Company ("ST&FC"), a wholly-owned subsidiary of the Advisor, acts as custodian (for example, $10 for IRAs and $15 for SEP/IRAs, 403(b)(7)s, profit sharing and other such accounts). If this administrative charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

     Application forms and brochures describing these plans and services can be obtained from the Transfer Agent by calling 1-800-524-5332 or 1-800-524-LEEB.

24-HOUR ACCOUNT INFORMATION

     Shareholders can also access 24 hours a day current information on yields, share prices, latest dividends, account balances, deposits and redemptions. Just call 1-800-524-5332 or 1-800-524-LEEB and press the appropriate codes into your touch-tone phone.

                              HOW SHARES ARE VALUED

     Shares of the Fund are purchased or redeemed, on a continuous basis without a sales charge, at their next determined net asset value per share. The net asset value per share of the Fund is calculated separately by USSI. Net asset value per share is determined and orders become effective as of 4:00 p.m. Eastern Time, Monday through Friday, exclusive of business holidays on which the NYSE is closed, by dividing the aggregate net assets of the Fund at market value by the total number of shares of the Fund outstanding. In the event that the NYSE and other financial markets close earlier, as on the eve of a holiday, the net asset value per share will be determined earlier in the day at the close of trading on the NYSE.

     Valuation shall be calculated in U.S. dollars. Securities quoted in other currencies will be converted to U.S. dollars using the exchange rate then in effect in the principal market in which the relevant securities are traded.

     A portfolio security listed or traded on an international market, either on an exchange or over-the-counter, is valued at the last reported sales price prior to the time when assets are valued.

     A portfolio security listed or traded in the domestic market, either on an exchange or over-the-counter, is valued at the latest reported sale price prior to the time when assets are valued; and, lacking any sales on that day, the security is valued at the mean between the last reported bid and ask prices.

     When market quotations are not readily available, or when restricted securities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Board of Trustees.

     Portfolio securities which are traded on more than one market are valued according to the broadest and most representative market. Prices used to value portfolio securities are monitored to ensure that they represent current market values. If the price of a portfolio security is determined to be materially different from its current market value, then such security will be valued at fair value as determined by management and approved in good faith by the Board of Trustees.

     Short-term investments with maturities of 60 days or less at the time of purchase are valued on the basis of the amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

                               DIVIDENDS AND TAXES

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By complying with the applicable provisions of the Code, a Fund will not be subject to federal income tax on its net investment income and capital gain net income that are distributed to shareholders.

     All income dividends and capital gain distributions are normally reinvested, without charge, in additional full and fractional shares of the Fund. Alternatively, investors may choose: (1) automatic reinvestment of capital gain distributions in Fund shares and payment of income dividends in cash; (2) payment of capital gain distributions in cash and automatic reinvestment of dividends in Fund shares; or (3) all income dividend and capital gain distributions paid in cash. The share price of the reinvestment will be the net asset value of the Fund shares computed at the close of business on the date the

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

dividend or distribution is paid. Dividend checks returned to the Fund as being undeliverable and dividend checks not cashed after 180 days will automatically be reinvested at the price of the Fund on the day returned or on or about the 181st day, and the distribution option will be changed to "reinvest."

     At the time of purchase, the share price of the Fund may reflect undistributed income, capital gain or unrealized appreciation of securities. Any dividend or capital gain distribution paid to a shareholder shortly after a purchase of shares will reduce the per share net asset value by the amount of the distribution. Although in effect a return of capital to the shareholder, these distributions are fully taxable.

     The Fund generally pays dividends, if any, semiannually and pays capital gains, if any, annually.

     The Fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gains net of capital losses. The Fund intends to make such distributions as may be necessary to avoid this excise tax.

     Dividends from taxable net investment income and distributions of net short-term capital gains paid by the Fund are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations. Distributions of net capital gains will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, regardless of the length of time the investor has held his shares.

     Each January, the Fund will report to its shareholders the federal tax status of dividends and distributions paid or declared by the Fund during the preceding calendar year. This statement will also indicate whether and to what extent distributions qualify for the 70% dividends received deduction available to corporations.

     The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of this prospectus. Shareholders should consult their tax advisers about the status of distributions from the Fund in their own states and localities.

                                    THE TRUST

     Accolade Funds (the "Trust") is an open-end management investment company consisting of four separate, diversified portfolios. The Bonnel Growth Fund and the MegaTrends Fund are the only funds currently offered to the public.

     The Trust was formed April 16, 1993, as a "business trust" under the laws of the Commonwealth of Massachusetts. It is a "series" company which is authorized to issue shares without par value in separate series. Shares of the series have been authorized, each of which represents an interest in a separate portfolio. The Board of Trustees of the Trust has the power to create additional portfolios at any time without a vote of shareholders of the Trust.

     Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required, although the Trustees may authorize special meetings from time to time. Under the terms of the Master Trust Agreement, the Trust has a staggered Board with terms of at least 25% of the Trustees expiring every three years. The Trustees serve in that capacity for six year terms. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the Investment Company Act of 1940 (the "1940 Act"). The Trust will call a meeting of shareholders for purposes of voting on the question of removal of one or more Trustees when requested in writing to do so by record holders of not less than 10% of the Trust's outstanding shares, and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

     On any matter submitted to shareholders, shares of the portfolio entitle their holder to one vote per share, irrespective of the relative net asset value of the portfolio's shares. On matters affecting an individual portfolio, a separate vote of shareholders of the portfolio is required. The portfolio's shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights, and are fully transferable, with no conversion rights.

--------------------------------------------------------------------------------
                                                                      Prospectus
                                                                         Page 14

                             MANAGEMENT OF THE FUND

TRUSTEES

     The business affairs of the Fund are managed by the Trust's Board of Trustees. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers and select the Trustees to serve as executive and audit committee members.

THE SUB-ADVISOR

     Effective November 15, 1996, the Advisor and the Trust contracted with Money Growth Institute, Inc. (the "Sub-Advisor") to serve as Sub-Advisor for the Fund. Dr. Stephen Leeb, president of the Sub-Advisor and its controlling shareholder, is, and since the Fund's inception October 21, 1991, has been the Fund's portfolio manager. The Sub-Advisor manages the composition of the portfolio and furnishes the Fund advice and recommendations with respect to its investments and its investment program and strategy, subject to the general supervision and control of the Advisor and the Trust's Board of Trustees.

     In consideration for such services, the Advisor will pay the Sub-Advisor a fee, on an annual basis, from 50 basis points to 1% of Fund assets based on the assets of the Fund.

     Prior to the effective date of the current Sub-Advisory Agreement, the Fund compensated a different investment advisor at an annual rate of one percent(1%) of average net assets for its services under a separate agreement. For the fiscal year ended June 30, 1996, the advisory fee paid to the Advisor was 0.42% (net of waivers by the Advisor) of the Fund's average net assets.

     Dr. Leeb has been engaged in the business of providing investment advisory and portfolio management services since the late 1970s. The business address of the Sub-Advisor is 45 Rockefeller Plaza, Suite 2570, New York, New York 10111. As the Fund's portfolio manager, Dr. Leeb is primarily responsible for the day-to-day investment management of the Fund. The Sub-Advisor is an investment adviser with assets under management, apart from the Fund, of approximately $40 million as of June 30, 1996 . Dr. Leeb is editor of BALANCED, a highly regarded and award winning investment advisory newsletter, and THE BIG PICTURE, one of the nation's top market timing newsletters. Author of the acclaimed book GETTING IN ON THE GROUND FLOOR, Dr. Leeb accurately forecast the great bull market of the 1980s and early 1990s. He is also the author of MARKET TIMING FOR THE NINETIES. He is now at work on a third book which will examine the investment and economic climate in the nineties and beyond. Dr. Leeb holds a Bachelor's Degree in Economics from The Wharton School. He also received an M.A. in Psychology and Math and a Ph.D. in Psychology from the University of Illinois. Dr. Leeb has been quoted in numerous financial publications, and he has appeared on Wall Street Week, Nightly Business Report, CNN and CNBC.

     Dr. Leeb and the Sub-Advisor have recently consented to, without admitting or denying any of the charges, two SEC orders. The order dated January 16, 1996 related to certain advertisements for a newsletter edited by Dr. Leeb. Dr. Leeb was neither the owner nor the publisher of the newsletter. The order dated July 14, 1995 related to certain record keeping requirements and requirements governing client solicitations. Considered jointly, the orders allege that Dr. Leeb and other respondents willfully violated, or aided and abetted violations of various provisions of the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, and the Advisers Act of 1940. Dr. Leeb and the other respondents agreed to certain remedial sanctions including censures, cease and desist orders, payment of civil money penalties, and the implementation of certain procedures to ensure their compliance with the federal securities laws. Neither the MegaTrends Fund nor the Leeb Personal Finance Fund were a party to either proceeding.

     Three states issued orders against the Sub-Advisor for conducting advisory business in their states without prior registration as an investment adviser. The Sub-Advisor agreed to cease and desist such practice, paid fines, and registered in each state.

THE INVESTMENT ADVISOR

     U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, under an Investment Advisory Agreement with the Trust dated September 21, 1994, furnishes investment advice and is responsible for overall management

--------------------------------------------------------------------------------
                                                                      Prospectus
                                                                         Page 15
of the Trust's business affairs. Frank E. Holmes is Chairman of the Board of Directors and Chief Executive Officer of the Advisor, as well as President and Trustee of the Trust. Since October 1989, Mr. Holmes has owned more than 25% of the voting stock of the Advisor and is its controlling person. The Advisor was organized in 1968. The Advisor serves as investment advisor to United Services Funds, a family of mutual funds with approximately $1.4 billion in assets.

     The Advisor provides to the Trust, and to the funds in the Trust, management and investment advisory services. The Advisor furnishes an investment program for the Fund, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Fund.

     The Advisor provides the Trust with office space, facilities and business equipment and provides the services of executive and clerical personnel for administering the affairs of the Trust.

     Investment decisions for the Fund are made independently from those of other investment companies advised by U.S. Global Investors, Inc.

     The Advisory Agreement with the Trust provides for the Fund to pay the Advisor a flat management fee of 1% of the Fund's average net assets.

     The Advisor may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, trust companies, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares, although such fees may be account based.

     The Transfer Agency Agreement with the Trust provides for the Fund to pay USSI an annual fee of $23 per account (1/12 of $23 monthly). In connection with obtaining and/or providing administrative services to the beneficial owners of Fund shares through broker/dealers, banks, trust companies and similar institutions which provide such services and maintain an omnibus account with the Transfer Agent, the Fund shall pay to the Transfer Agent a monthly fee equal to one-twelfth (1/12) of 12.5 basis points (.00125) of the value of the shares of the fund held in accounts at the institutions, which payment shall not exceed $1.92 multiplied by the average daily number of accounts holding Fund shares at the institutions. These fees cover the usual transfer agency functions. In addition, the Fund bears certain other Transfer Agent expenses such as the costs of record retention and postage, plus the telephone and line charges (including the toll-free 800 service) used by shareholders to contact the Transfer Agent. Transfer Agent fees and expenses including reimbursed expenses, are reduced by the amount of small account charges and account closing fees the Transfer Agent is paid.

     USSI performs bookkeeping and accounting services, and determines the daily net asset value for the Fund. Bookkeeping and accounting services are provided to the Fund at an asset based fee of 0.03% of the first $250 million average net assets, 0.02% of the next $250 million average net assets and 0.01% of average net assets in excess of $500 million--subject to an annual minimum fee of $24,000.

     Additionally, the Advisor is reimbursed certain costs for in-house legal services pertaining to the Fund.

     The Fund pays all other expenses for its operations and activities. The expenses borne by the Fund include the charges and expenses of any shareholder servicing agents; custodian fees; legal and auditors' expenses; brokerage commissions for portfolio transactions; the advisory fee; extraordinary expenses; expenses of shareholders and trustee meetings; expenses for preparing, printing, and mailing prospectuses, proxy statements, reports and other communications to shareholders; and expenses of registering and qualifying shares for sale, among others.

                            DISTRIBUTION EXPENSE PLAN

     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a distribution expense plan (the "Plan") under which Fund assets may be utilized to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, which include the costs of: printing and distribution of prospectuses and promotional materials;

--------------------------------------------------------------------------------
                                                                      Prospectus
                                                                         Page 16
making slides and charts for presentations; assisting shareholders and prospective investors in understanding and dealing with the Fund; and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto. Fund assets may be utilized to pay for or reimburse such expenditures provided the total amount expended pursuant to this Plan does not exceed 0.25% of net assets on an annual basis.

     Under the terms of the Plan the Fund may pay a "servicing fee" of up to 0.25% of the Fund's average net assets (1/12 of 0.25% monthly) to persons or institutions for performing certain servicing functions for Fund shareholders. These fees will be paid periodically and will generally be based on a percentage of the value of Fund shares held by the institution's clients. The Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders. See"Distribution Plan" in the Statement of Additional Information.

                             PERFORMANCE INFORMATION

     From time to time, in advertisements or in reports to shareholders or prospective shareholders, the Fund may compare its performance, either in terms of its yield, total return or its yield and total return, to that of other mutual funds with similar investment objectives and to stock or other indices as reported in various periodicals. Performance comparisons should not be considered as representative of the future performance of the Fund.

     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also utilize a total return for differing periods computed in the same manner but without annualizing the total return.

     The Fund's "yield" refers to the income generated by an investment in the Fund over a 30 day (or one month) period (which period will be stated in the advertisement). Yield is computed by dividing the net investment income per share earned during the most recent calendar month by the maximum offering price per share on the last day of such month. This income is then "annualized." That is, the amount of income generated by the investment during that 30 day period is assumed to be generated each month over a 12 month period and is shown as a percentage of the investment.

     For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio, and all recurring charges are recognized.

     The standard total return and yield results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees such as the $5 fee for exchanges. These fees have the effect of reducing the actual return realized by shareholders.

--------------------------------------------------------------------------------
                                                                      Prospectus
                                                                         Page 17

                                 ACCOLADE FUNDS

                           SHARES OF THE FUND ARE SOLD
                 AT NET ASSET VALUE WITHOUT SALES COMMISSIONS OR
                                 REDEMPTION FEES

                                 MegaTrends Fund

                               INVESTMENT ADVISOR
                           U.S. Global Investors, Inc.
                               7900 Callaghan Road
                         Mailing Address: P.O. Box 29467
                          San Antonio, Texas 78229-0467

                                   SUB-ADVISOR
                          Money Growth Institute, Inc.
                        45 Rockefeller Plaza, Suite 2570
                            New York, New York 10111

                                 TRANSFER AGENT
                        United Shareholder Services, Inc.
                                 P.O. Box 781234
                          San Antonio, Texas 78278-1234

                                    CUSTODIAN
                              Bankers Trust Company
                                 16 Wall Street
                            New York, New York 10005

                             INDEPENDENT ACCOUNTANT
                              Price Waterhouse LLP
                          One Riverwalk Place, Ste. 900
                            San Antonio, Texas 78205

                                     No Load

      Be Sure to Retain This Prospectus; It Contains Valuable Information.

--------------------------------------------------------------------------------
                                                                      Prospectus
                                                                         Page 18

--------------------------------------------------------------------------------

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION
                       Included herein is the Statement of
                         Additional Information for the
                         Accolade Funds/MegaTrends Fund
                         Post-Effective Amendment No. 6

--------------------------------------------------------------------------------

                              CROSS REFERENCE SHEET
                                     PART B

           FORM N-1A               CAPTION OR LOCATION IN STATEMENT OF
           ITEM NO.                       ADDITIONAL INFORMATION
           --------             ------------------------------------------

             10 ............... Cover Page

             11 ............... Table of Contents

             12 ............... General Information

             13 ............... Investment Objectives and Policies

             14 ............... Management of the Trust

             15 ............... Principal Holders of Securities

             16 ............... Investment Advisory Services

             17 ............... Portfolio Transactions

             18 ............... General Information

             19 ............... Not Covered in  Statement of Additional
                                Information (Covered under Item 7 in Part A)

             20 ............... Tax Status

             21 ............... Distribution Plan (also covered under Item 5 in
                                Part A)

             22 ............... Calculation of Performance Data

             23 ............... Financial Statements (also covered under Item 3 in Part A)

--------------------------------------------------------------------------------
                                 ACCOLADE FUNDS

                                 MEGATRENDS FUND

                                  (THE "FUND")

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's prospectus dated October 15, 1996 (the
"Prospectus"), which may be obtained from U.S. Global Investors, Inc. (the "Advisor"), P.O. Box 29467, San Antonio, Texas 78229-0467.

     The date of this Statement of Additional Information is October 15, 1996

--------------------------------------------------------------------------------
                          MegaTrends Fund -- Statement of Additional Information
                                                                          Page 1

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS
                                                              PAGE

          GENERAL INFORMATION...................................3

          INVESTMENT OBJECTIVES AND POLICIES....................3

          INVESTMENT LIMITATIONS................................8

          MANAGEMENT OF THE FUND................................9

          PRINCIPAL HOLDERS OF SECURITIES......................12

          INVESTMENT ADVISORY SERVICES.........................12

          TRANSFER AGENCY AND OTHER SERVICES...................13

          DISTRIBUTION PLAN....................................14

          CERTAIN PURCHASES OF SHARES OF THE FUND..............14

          ADDITIONAL INFORMATION ON REDEMPTIONS................15

          CALCULATION OF PERFORMANCE DATA......................15

          TAX STATUS...........................................16

          CUSTODIAN............................................17

          INDEPENDENT ACCOUNTANTS .............................17

          FINANCIAL STATEMENTS.................................17

--------------------------------------------------------------------------------
                          MegaTrends Fund -- Statement of Additional Information
                                                                          Page 2

                               GENERAL INFORMATION

     Accolade Funds (the "Trust") is an open-end management investment company and is a business trust organized under the laws of the Commonwealth of Massachusetts. The MegaTrends Fund (the "Fund") is a series of the Trust and represents a separate, diversified portfolio of securities (a "Portfolio").

     The assets received by the Trust from the issue or sale of shares of the Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to such Fund. They constitute the underlying assets of each fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to such Fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular Fund, shall be allocated by or under the direction of the Board of Trustees (the "Board" or "Trustees") in such manner as the Board determines to be fair and equitable.

     Each share of the Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions, out of the income belonging to that Fund, as are declared by the Board. Upon liquidation of the Trust, shareholders of each fund are entitled to share pro rata in the net assets belonging to the Fund available for distribution.

     As described under "The Trust" in the Prospectus, the Trust's Master Trust Agreement provides that no annual or regular meeting of shareholders is required. However, the Trust has a staggered Board with terms such that at least 25% of the Trustees expire every three years. The Trustees serve in that capacity for six-year terms. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

     On any matter submitted to shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares). On matters affecting any individual fund, a separate vote of that fund would be required. Shareholders of any fund are not entitled to vote on any matter which does not affect their fund but which requires a separate vote of another fund.

     Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

     Shares  have  no   preemptive   or   subscription   rights  and  are  fully
transferable. There are no conversion rights.

     Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                       INVESTMENT OBJECTIVES AND POLICIES

     The  following  information   supplements  the  discussion  of  the  Fund's
investment objectives and policies discussed in the Fund's Prospectus.

     EQUITY PRICE FLUCTUATION. The Fund invests primarily in equity securities. Equity securities are subject to price fluctuations depending on a variety of factors, including market, business, and economic conditions.

     FOREIGN INVESTMENTS. Subject to the Fund's investment policies and quality standards, the Fund may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting standards and requirements of practice comparable to those applicable to domestic issuers. Investments in foreign

--------------------------------------------------------------------------------
                          MegaTrends Fund -- Statement of Additional Information
                                                                          Page 3
securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation of the removal of funds or the assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investment. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuer (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States Companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealer, and issuers than in the United States.

     WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may realize a loss equal to all or a portion of the price paid for the warrants or rights if the price of the underlying security decreases or does not increase by more than the amount paid for the warrants or rights. The Fund may purchase warrants and rights, provided that the Fund does not invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities. Of such 5%, no more than 2% of the Fund's assets at the time of purchase may be invested in warrants which are not listed on either the New York Stock Exchange or the American Stock Exchange.

     QUALITY RATINGS OF CORPORATE BONDS. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for corporate bonds in which the Fund may invest are as follows:

MOODY'S INVESTORS SERVICE, INC.

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

STANDARD & POOR'S RATINGS GROUP

     AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

--------------------------------------------------------------------------------
                          MegaTrends Fund -- Statement of Additional Information
                                                                          Page 4

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB and B - Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and B the higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RISK FACTORS OF LOWER-RATED SECURITIES:

     Lower-rated debt securities (commonly called "junk bonds") may be subject to certain risk factors to which other securities are not subject to the same degree. An economic downturn tends to disrupt the market for lower-rated bonds and adversely affect their values. Such an economic downturn may be expected to result in increased price volatility of lower- rated bonds and of the value of the Fund's shares, and an increase in issuers' defaults on such bonds.

     Also, many issuers of lower-rated bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, the securities in which the Fund invests are subordinated to the prior payment of senior indebtedness, thus potentially limiting the Fund's ability to recover full principal or to receive payments when senior securities are in default.

     The credit rating of a security does not necessarily address its market value risk. Also, ratings may, from time to time, be changed to reflect developments in the issuer's financial condition. Lower-rated securities held by the Fund have speculative characteristics which are apt to increase in number and significance with each lower rating category.

     When the secondary market for lower-rated bonds becomes increasingly illiquid, or in the absence of readily available market quotations for lower-rated bonds, the relative lack of reliable, objective data makes the responsibility of the Trustees to value such securities more difficult, and judgment plays a greater role in the valuation of portfolio securities. Also, increased illiquidity of the market for lower-rated bonds may affect the Fund's ability to dispose of portfolio securities at a desirable price.

     In addition, if the Fund experiences unexpected net redemptions, it could be forced to sell all or a portion of its lower-rated bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Also, prices of lower-rated bonds have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. Certain laws or regulations may have a material effect on the Fund's investments in lower-rated bonds.

     COMMERCIAL PAPER AND OTHER MONEY MARKET INSTRUMENTS. Commercial paper consists of short-term (usually from one to two hundred-seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor's or Aa or better by Moody's. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's restriction on illiquid investments (see "Investment Limitations") unless, in the judgment of the Advisor, such note is liquid.

     The rating of Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain

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                          MegaTrends Fund -- Statement of Additional Information
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

areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and, recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Commercial paper rated A (highest quality) by Standard & Poor's Ratings Group has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and, the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1.

     The Fund may invest in short-term bank debt instruments such as certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or by banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. The Fund will only invest in bankers' acceptances of banks having a short-term rating of A-1 by Standard & Poor's Ratings Group or Prime-1 by Moody's Investors Service, Inc. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

     As described more fully in the Prospectus, the Fund may invest a portion of its assets in repurchase agreements with domestic broker/dealers, banks and other financial institutions.

     WHEN-ISSUED SECURITIES. The Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities. In addition, the Fund may purchase securities on a when-issued basis only if delivery and payment for the securities takes place within 120 days after the date of the transaction. In connection with these investments, the Fund will direct the custodian to place cash, U.S. Government obligations or high-grade debt instruments in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because the Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, I.E., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will experience greater fluctuation. The purchase of securities on a when-issued basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

     When the time comes for the Fund to make payment for securities purchased on a when-issued basis, the Fund will do so by using then available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although the Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, the Fund may sell these securities before the settlement date if it is deemed advisable by the Advisor or Sub-Advisor as a matter of investment strategy.

     LOANS OF PORTFOLIO SECURITIES. The Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash or U.S. Government obligations, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. It is the Fund's policy, which may not be changed

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                          MegaTrends Fund -- Statement of Additional Information
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

without the affirmative vote of a majority of its outstanding shares, that such loans will not be made if as a result the aggregate of all outstanding loans exceeds 25% of the value of the Fund's total assets.

     Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Advisor or any affiliated person of the Fund or an affiliated person of the Advisor or other affiliated person. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

     PORTFOLIO TURNOVER. The Fund's management buys and sells securities for the Fund to accomplish investment objectives. The Fund's investment policy may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. The Fund's investments may also be traded to take advantage of perceived short-term disparities in market values.

     A change in the securities held by the Fund is known as "portfolio turnover." For the fiscal years ended June 30, 1995 and 1994, the Fund's portfolio turnover rate was 115% and 163%, respectively. A high portfolio turnover rate may cause the Fund to pay higher transaction expenses, including more commissions and markups, and also result in quicker recognition of capital gains, resulting in more capital gain distributions which may be taxable to shareholders. Any short-term gain realized on securities will be taxed to shareholders as ordinary income. See "Tax Status."

     PORTFOLIO TRANSACTIONS. Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates, where applicable, are made by Money Growth Institute, Inc. (the "Sub- Advisor") and are subject to review by the Fund's Advisor and Board of Trustees of the Fund. In the purchase and sale of portfolio securities, the Sub-Advisor seeks best execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. For the fiscal years ended June 30, 1996, 1995 and 1994, the Fund paid brokerage commissions of $120,408, $95,561, and $135,045, respectively.

     Generally, the Fund attempts to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Fund may be purchased directly from the issuer.

     The Advisor and Sub-Advisor are specifically authorized to select brokers who also provide brokerage and research services to the Fund and/or other accounts over which the Advisor or Sub-Advisor exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Advisor or Sub-Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's or Sub-Advisor's overall responsibilities with respect to the Fund and to accounts over which they exercise investment discretion.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Advisor or Sub-Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Advisor or Sub-Advisor in servicing all of its accounts and not all such services may be used by the Advisor or Sub-Advisor in connection with the Fund.

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                          MegaTrends Fund -- Statement of Additional Information
                                                                          Page 7

                             INVESTMENT LIMITATIONS

     The MegaTrends Fund will not change any of the following investment restrictions without the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of (1) 67% of the Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented either in person or by proxy, or (2) more than 50% of the Fund's outstanding shares.

     THE FUND MAY NOT:

     1. Invest in securities of any one issuer if immediately after and as a result of such investment more than 5% of the total assets of the Fund, at market value, would be invested in the securities of such issuer. This restriction does not apply to investments in securities of the United States Government, its agencies or instrumentalities.

     2. Purchase more than 10% of the outstanding voting securities, or any class of securities, of any one issuer. This restriction does not apply to investments in securities of the United States Government, its agencies or instrumentalities.

     3. Invest more than 25% of its total assets in the securities of issuers in any particular industry. This restriction does not apply to investments in securities of the United States Government, its agencies or instrumentalities.

     4.   Purchase   securities  of  other  investment   companies,   except  in
          connection    with   a   merger,    consolidation,    acquisition   or
          reorganization.

     5. Purchase or sell commodities or real estate. However, the Fund may invest in publicly traded securities secured by real estate or issued by companies which invest in real estate or real estate interests.

     6. Purchase securities on margin, make short sales of securities or maintain a short position, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. This restriction on short sales does not apply to short sales "against the box" (I.E., when the Fund owns or is long on the securities sold short).

     7. Lend money, except by engaging in repurchase agreements or by purchasing publicly distributed or privately placed debt obligations in which the Fund may invest consistent with its investment objectives and policies.

          The Fund may make loans of its portfolio securities in an aggregate amount not exceeding 25% of its total assets, provided that such loans are collateralized by cash or cash equivalents or U.S. Government obligations in an amount equal to the market value of the securities loaned, marked to market on a daily basis.

     8. Borrow money, except for i) temporary bank borrowings not in excess of 5% of the value of the Fund's total assets for emergency or extraordinary purposes, or ii) short-term credits not in excess of 5% of the value of the Fund's total assets as may be necessary for the clearance of securities transactions.

     9. Issue senior securities as defined in the Investment Company Act of 1940, as amended, or mortgage, pledge, hypothecate or in any way transfer as security for indebtedness any securities owned or held by the Fund except as may be necessary in connection with borrowings described in (8) above, and then not exceeding 10% of the Fund's total assets, taken at the lesser of cost or market value.

     10. Underwrite securities of other issuers except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

     11. Invest more than 10% of its net assets in securities which are illiquid.

     12.  Invest in oil, gas or other mineral leases.

     13. Invest more than 5% of its net assets in warrants and will not invest more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange. This restriction does not apply to investment in warrants acquired in units or attached to securities.

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                          MegaTrends Fund -- Statement of Additional Information
                                                                          Page 8

     The following investment restrictions may be changed by the Board of Trustees without a shareholder vote.

     THE FUND MAY NOT:

     1)   Pledge, mortgage or hypothecate the assets of the Fund.

     2) Engage in short sales of securities except for "against the box" as described in investment limitation 6.

     3)   Loan its portfolio securities.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

                             MANAGEMENT OF THE FUND

     The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.

                     TRUST
NAME AND ADDRESS    POSITION                  PRINCIPAL OCCUPATION
------------------  --------         ------------------------------------------
RICHARD E. HUGHS    Trustee          Professor at the School of Business of the
11 Dennin Drive                      State  University  of New  York at  Albany
Menands, NY 12204                    from  1990 to  present;  Dean,  School  of
                                     Business   1990-1994;   Director   of  the
                                     Institute  for the  Advancement  of Health
                                     Care Management, 1994 - present. Corporate
                                     Vice President,  Sierra Pacific Resources,
                                     Reno, NV,  1985-1990.  Dean and Professor,
                                     College   of   Business    Administration,
                                     University  of  Nevada,  Reno,  1977-1985.
                                     Associate Dean,  Stern School of Business,
                                     New  York   University,   New  York  City,
                                     1970-1977.

CLARK R. MANDIGO    Trustee          Business  consultant  since 1991. From 1985
1250 N.E. Loop 410                   to   1991,   President,   Chief   Executive
Suite 900                            Officer,  and Director of Intelogic  Trace,
San Antonio, Texas                   Inc.,  a  nationwide  company  which sells,
78209                                leases   and   maintains    computers   and
                                     telecommunications  systems and  equipment.
                                     Prior to 1985,  President of BHP  Petroleum
                                     (Americas),    Ltd.,   an   oil   and   gas
                                     exploration   and   development    company.
                                     Director  of Palmer  Wireless,  Inc.,  Lone
                                     Star   Steakhouse   &  Saloon,   Inc.   and
                                     Physician Corporation of America.  Formerly
                                     a  Director   of   Datapoint   Corporation.
                                     Trustee for  Pauze/Swanson  United Services
                                     Funds from November 1993 to February 1996.

--------------------------------------------------------------------------------
                          MegaTrends Fund -- Statement of Additional Information

                     TRUST
NAME AND ADDRESS    POSITION                  PRINCIPAL OCCUPATION
------------------  --------         ------------------------------------------

Frank E. Holmes1    Trustee,         Chairman  of the  Board  of  Directors  and
                    President,       Chief  Executive  Officer  of  the  Advisor
                    Chief            since  October   1989.   President  of  the
                    Executive        Advisor  from  October  1989  to  September
                    Officer          1995.   Director   of   Security   Trust  &
                                     Financial Company ("ST&FC"), a wholly-owned
                                     subsidiary of Advisor, since November 1991.
                                     President,   Chief  Executive  Officer  and
                                     Trustee of Accolade  Funds, a Massachusetts
                                     business trust consisting of no-load mutual
                                     funds,  since April 1993.  Director of U.S.
                                     Advisors (Guernsey) Limited, a wholly-owned
                                     subsidiary  of  the  Advisor,  and  of  the
                                     Guernsey  Funds  managed  by  that  Company
                                     since  August  1993.  Director  of Marleau,
                                     Lemire Inc.  from  January 1995 to December
                                     1995.  Director of Franc-Or  Resource Corp.
                                     since  November  1994.  Director  of United
                                     Services  Advisors Canada,  Inc.  (formerly
                                     United Services  Advisors Wealth Management
                                     Corp.)  since   February  1995,  and  Chief
                                     Executive  Officer  from  February  1995 to
                                     August  1995.   Trustee  of   Pauze/Swanson
                                     United Services Funds from November 1993 to
                                     February   1996.    Independent    business
                                     consultant and financial  adviser from July
                                     1978 to  October  1989.  From  July 1978 to
                                     October 1989,  held various  positions with
                                     Merit  Investment  Corporation,  a Canadian
                                     investment  dealer,  including  the  latest
                                     position      as       Executive       Vice
                                     President-Corporate   Finance.  Formerly  a
                                     member  of  the  Toronto   Stock   Exchange
                                     Listing  Committee,   Registered  Portfolio
                                     Manager  with the Toronto  Stock  Exchange,
                                     and former  President  and  Chairman of the
                                     Toronto   Society  of  Investment   Dealers
                                     Association.  Formerly a Director  of Merit
                                     Investment Corporation.
                                     ---------------------
                                     1 This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.

--------------------------------------------------------------------------------
                          MegaTrends Fund -- Statement of Additional Information
                                                                         Page 10

                     TRUST
NAME AND ADDRESS    POSITION                  PRINCIPAL OCCUPATION
------------------  --------         ------------------------------------------

Bobby D. Duncan     Executive Vice   President  of the Advisor  since  September
                    President,       1995  and  Chief  Financial  Officer  since
                    Chief            August 1996.  Executive  Vice President and
                    Operating        Chief Financial Officer of the Advisor from
                    Officer          October  1989  to  September  1995.   Chief
                                     Operating   Officer  since  November  1993.
                                     Executive   Vice  President  of  USF  since
                                     October  1989 and Chief  Operating  Officer
                                     since  September   1993.   Chief  Financial
                                     Officer  of  USF  from   October   1989  to
                                     September 1995. President,  Chief Executive
                                     Officer,  Chief  Operating  Officer,  Chief
                                     Financial  Officer  and  Treasurer  of  the
                                     Advisor from January 1989 to October  1989.
                                     Prior  to  January   1990,   held   various
                                     positions  with  USF,  including  Executive
                                     Vice President,  Treasurer, Chief Operating
                                     Officer,   and  Chief  Financial   Officer.
                                     Served as sole Director and Chief Executive
                                     Officer  of  United  Shareholder  Services,
                                     Inc.    ("USSI"),    a    transfer    agent
                                     wholly-owned by the Advisor, from September
                                     1988 to  November  1989.  Director  of USSI
                                     from November 1989 to November  1993.  Sole
                                     Director,  President,  and Chief  Executive
                                     Officer of USSI since 1993. Director of A&B
                                     Mailers, Inc., a wholly-owned subsidiary of
                                     the  Advisor,   since   February  1988  and
                                     Chairman since July 1991.  Chief  Executive
                                     Officer,    President,    Chief   Operating
                                     Officer,   Chief  Financial  Officer,   and
                                     Director  of USSI.  Director of the Advisor
                                     since July 1986.  President  of ST&FC since
                                     January  1996.  Director,   Executive  Vice
                                     President,  and Chief Financial  Officer of
                                     ST&FC  from  November  1991 to March  1994.
                                     President,  Chief  Executive  Officer,  and
                                     Director of STFC since January  1996.  Vice
                                     President  and  Trustee  of   Pauze/Swanson
                                     United  Services  Funds from September 1995
                                     to February 1996 and held various positions
                                     prior  to  such  date.   President,   Chief
                                     Executive  Officer,  and  Trustee of United
                                     Services  Insurance  Funds since July 1994.
                                     Director  and Chief  Financial  Officer  of
                                     United  Services   Canada  Inc.   (formerly
                                     United Services  Advisors Wealth Management
                                     Corp.) since February 1995.


Susan B. McGee      Vice President,  Vice  President and Assistant  Secretary of
                    Assistant        the  Trust  since   September   1995.  Vice
                    Secretary        President  and  Secretary  of  the  Advisor
                                     since  September  1995.  Associate  Counsel
                                     since  August  1994.   Vice  President  and
                                     Secretary  of USSI  since  September  1995.
                                     Vice  President  and Secretary of USF since
                                     September 1995.  Vice  President-Operations
                                     of ST&FC  from May 1993 to  December  1994.
                                     Vice  President,   In-  house  Counsel  and
                                     Secretary of ST&FC since September 1992.

Teresa G. Walters   Chief            Vice  President,  Mutual Fund Accounting of
                    Accounting       the Advisor  from  February  1995 to August
                    Officer          1996.  Vice   President,   Chief  Financial
                                     Officer  of  USF  from  September  1995  to
                                     August  1996 and Chief  Accounting  Officer
                                     since  September   1995.   Served  as  Vice
                                     President,    Chief   Accounting   Officer,
                                     Treasurer, and Controller of USF from March
                                     1995 to  September  1995.  Vice  President,
                                     Mutual Fund  Accounting of USSI since March
                                     1995.   Vice  President  and  Treasurer  of
                                     Pauze/Swanson  United  Services  Funds from
                                     March 1995 and Chief Financial Officer from
                                     September  1995  to  February  1996.  Chief
                                     Accounting   Officer  from  March  1995  to
                                     September  1995.   Vice  President,   Chief
                                     Financial    Officer,    Chief   Accounting
                                     Officer,  Treasurer of Accolade Funds since
                                     September 1995. Employee of the Advisor from October 1986 to present.

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                          MegaTrends Fund -- Statement of Additional Information

                     TRUST
NAME AND ADDRESS    POSITION                  PRINCIPAL OCCUPATION
------------------  --------         ------------------------------------------

Thomas D. Tays      Vice President,  Vice    President   -   Special    Counsel,
                    Secretary        Securities    Specialist,    Director    of
                                     Compliance  and Assistant  Secretary of the
                                     Advisor from  September 1995 to present and
                                     held various positions of the Advisor prior
                                     to such date.  Vice  President,  Securities
                                     Specialist,   Director  of  Compliance  and
                                     Assistant  Secretary of USF since September
                                     1995.   Vice  President  and  Secretary  of
                                     United  Services  Insurance Funds from June
                                     1994 to present. Secretary of Pauze/Swanson
                                     United Services Funds from November 1993 to
                                     February 1996. Attorney in private practice from April 1990 through September 1993.
                                     General Counsel of James Baker & Company, a broker-dealer and investment adviser from
                                     June 1984 through April 1990.

                         PRINCIPAL HOLDERS OF SECURITIES


     As of August 31. 1996, the Officers and Trustees of the Trust, as a group, owned approximately 1% of the outstanding shares of the Fund. Management is unaware of any shareholders beneficially owning 5% or more of the outstanding shares of the Fund.

                          INVESTMENT ADVISORY SERVICES

     The investment adviser to Accolade Funds is U.S. Global Investors, Inc. (the "Advisor"), a Texas corporation, under an advisory agreement dated September 21, 1994 and amended November 15, 1996. Frank E. Holmes, Chief Executive Officer and a Director of the Advisor, as well as a Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Advisor and may be deemed to be a controlling person of the Advisor.

     In addition to the services described in the Fund's Prospectus, the Advisor will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, Officers, and Trustees of the Trust, if such persons are employees of the Advisor or its affiliates, except that the Trust will reimburse the Advisor for a portion of the compensation of the Advisor's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.

     The Trust pays all other expenses for its operations and activities. Each of the funds of the Trust pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, and of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Advisor, expenses of attendance by Officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing and setting in type Prospectuses and periodic reports and expenses of mailing them to current shareholders, fidelity bond premiums, cost of maintaining the books, and records of the Trust, and any other charges and fees not specifically enumerated.

     The Trust and the Advisor, in connection with the Fund, have entered into a sub-advisory agreement with another firm as discussed in the Prospectus. The Sub-Advisor's compensation is set forth in the Prospectus and is paid by the Advisor. The Fund is not responsible for the Sub-Advisor's fee.

     The Advisor may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers, and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions'

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                          MegaTrends Fund -- Statement of Additional Information
                                                                         Page 12
client Fund shares. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. However, in the Advisor's opinion, such laws should not preclude a bank from performing shareholder administrative and servicing functions as contemplated herein.

     The securities laws of certain states in which shares of the Trust may, from time to time, be qualified for sale require that the Advisor reimburse the Trust for any excess of the Fund's expenses over prescribed percentages of the Fund's average net assets to the extent of the Advisor's and Sub-Advisor's compensation. Thus, the Advisor's compensation (and the Advisor's payments to the Sub-Advisor) under the Advisory Agreement is subject to reduction in any fiscal year to the extent that total expenses of the Fund for such year (including the Advisor's compensation but exclusive of taxes, brokerage commission, extraordinary expenses, and other permissible expenses) exceed the most restrictive applicable expense limitation prescribed by any state in which the Fund's shares are qualified for sale. The Advisor may obtain waivers of these state expense limitations from time to time. Such limitation is currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1.5% of the remaining average net assets.

     The Advisory Agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the Fund and was approved by shareholders of the Fund on November 15, 1996. The Advisory Agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to each fund, as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such fund (as defined in the Investment Company Act of 1940 [the "Act"]) or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned.

     The Advisor and the Sub-Advisor provide investment advise to a variety of clients, including other mutual funds. Investment decisions for each client are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Advisor's or Sub- Advisor's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. The Advisor employs a professional staff of portfolio managers who draw upon a variety of resources for research information for the clients.

     In addition to advising client accounts, the Advisor invests in securities for its own account. The Advisor has adopted policies and procedures intended to minimize or avoid potential conflicts with its clients when trading for its own account. The Advisor's investment objective and strategies are not the same as its clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Advisor utilizes a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalizations. In general, the Advisor invests in start-up companies in the natural resources or technology fields.

                       TRANSFER AGENCY AND OTHER SERVICES

     In addition to the services performed for the Fund and the Trust under the Advisory Agreement, the Advisor, through its subsidiary United Shareholder Services, Inc ("USSI"), provides transfer agent and dividend disbursement agent services pursuant to the Transfer Agency Agreement as described in the Fund's Prospectus under "Management of the Fund -- The Investment Advisor." In addition, lockbox and statement printing services are provided by USSI. The Board of Trustees recently approved the Transfer Agency and related agreements through September 21, 1994.

     USSI also maintains the books and records of the Trust and of each fund of the Trust and calculates their daily net asset value as described in the Fund's Prospectus under "Management of the Funds -- The Investment Advisor."

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                          MegaTrends Fund -- Statement of Additional Information
                                                                         Page 13

     A & B Mailers, Inc., a corporation wholly owned by the Advisor, provides the Trust with certain mail handling services. The charges for such services have been negotiated by the Audit Committee and A & B Mailers, Inc. Each service is priced separately.

                                DISTRIBUTION PLAN

     As described under "Service Fee" in the Prospectus, on May 22, 1996, the Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the "Distribution Plan"). The Distribution Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, which includes the costs of printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the Fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

     The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the Fund's net assets on an annual basis. Distribution expenses paid by the Advisor or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the Fund with distribution expenses accrued pursuant to the 12b-1 plan in the current or future periods, so long as the 0.25% limitation is never exceeded.

     Expenses which the Fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. On an annual basis the Distribution Plan is reviewed by the Board of Trustees as a whole, and by the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan ("Qualified Trustees"). In their review of the Distribution Plan the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and in light of their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act, there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. The Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees, or by vote of a majority of the outstanding voting securities of the Fund.

     The Fund is unaware of any Trustee or any interested person of the Fund who
had  a  direct  or  indirect   financial  interest  in  the  operations  of  the
Distribution Plan.

     The Fund expects that the Distribution Plan will be used primarily to pay a "service fee" to persons who provide personal services to prospective and existing Fund shareholders. Shareholders of the Fund will benefit from these personal services and the Fund expects to benefit from economies of scale as more shareholders are attracted to the Fund.

                     CERTAIN PURCHASES OF SHARES OF THE FUND

     Shares of the Fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the Fund are described in the Prospectus. In addition, shares of the Fund may be purchased using stock, as long as the securities delivered to the Trust meet the investment objectives and concentration policies of the Fund, and are otherwise acceptable to the Advisor, which reserves the right to reject all or any part of the securities offered in exchange for shares of the Fund. On any such "in kind" purchase, the following conditions will apply:

     (1) the securities offered by the investor in exchange for shares of the Fund must not be in any way restricted as to resale or otherwise be illiquid;

     (2) securities of the same issuer must already exist in the Fund's portfolio;

     (3) the securities must have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange ("AMEX"), the New York Stock Exchange ("NYSE"), or National Association of Securities Dealers Automated Quotation System ("NASDAQ");

     (4) any securities so acquired by the fund shall not comprise over 5% of that fund's net assets at the time of such exchange;

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                          MegaTrends Fund -- Statement of Additional Information
                                                                         Page 14

     (5) no over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and,

     (6)  the securities are acquired for investment and not for resale.

     The Trust believes that this ability to purchase shares of the Fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

     An investor who wishes to make an "in kind" purchase should furnish (either in writing or by telephone) to the Trust a list with a full and exact description of all of the securities which he or she proposes to deliver. The Trust will advise him or her as to those securities which it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the Fund are valued. See the section entitled "How Shares Are Valued" in the Prospectus. The number of shares of the Fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

     The exchange of securities by the investor pursuant to this offer will constitute a taxable transaction and may result in a gain or loss for Federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

     Suspension of Redemption Privileges. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period (1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Trust to dispose of securities owned by it or to fairly determine the value of its assets; or, (3) as the SEC may otherwise permit.

                         CALCULATION OF PERFORMANCE DATA

     The performance quotations described below are based on historical earnings and are not intended to indicate future performance.

TOTAL RETURN

     The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                    P(1 + T)n = ERV

         Where:      P       =      a hypothetical initial payment of $1,000
                     T       =      average annual total return
                     n       =      number of years

                     ERV     =      ending  redeemable  value  of a hypothetical
                                    $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period.

     The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

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                          MegaTrends Fund -- Statement of Additional Information
                                                                         Page 15

     The average annual Total Return for the Fund for the periods ended June 30, 1995 are as follows:

      1 year   ................................................17.10%
      Since Inception (October 21, 1991)........................8.37%

NONSTANDARDIZED TOTAL RETURN

     The Fund may provide the above described standard total return results for a period which ends as of not earlier than the most recent calendar quarter end and which begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under "Total Return" except that no annualization is made.

SECURITIES AND EXCHANGE COMMISSION THIRTY DAY YIELD

     From time to time, the Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                  Yield = 2[(a-b/cd + 1)6 - 1]

                  Where:

                  a  =   dividends and interest earned during the period
                  b  =   expenses accrued for the period (net of reimbursements)

                  c  =   the average daily number of  shares  outstanding during
                         the period that were entitled to receive dividends

                  d  =   the maximum offering price per share on the last day of
                         the period.

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yield of the Fund for June 1996 was 0.59%.

EFFECT OF FEE WAIVER AND EXPENSE REIMBURSEMENT

     From inception through June 30, 1995, the Fund's expense have been subsidized such that its expense ratio has not exceeded 1.50% on a fiscal year bases. If the Fund's expenses had not been subsidized, the expense ratio subject to the most restrictive state limitation would have been 2.50%. Because its expenses were subsidized, the Fund's investment performance, including annual compound rate of return, was improved.

                                   TAX STATUS

TAXATION OF THE FUND -- IN GENERAL

     As stated in its Prospectus, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify as a regulated investment company, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) derive in each taxable year less than 30% of its gross income from

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                          MegaTrends Fund -- Statement of Additional Information
                                                                         Page 16
the sale or other disposition of stock or securities held less than three months (the "30% test"); and, (c) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

     The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31 of the calendar year and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS

     The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test, the 30% test, and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER

     Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, or December and made payable to shareholders of record in such a month, will be deemed to have been received on December 31, if a Fund pays the dividends during the following January.

     Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing the Fund's shares immediately prior to a distribution may receive a return of investment upon distribution which will nevertheless be taxable to them.

     A shareholder of the Fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U.S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.

                                    CUSTODIAN

     Bankers Trust Company acts as custodian for the Fund. Services with respect to the retirement accounts will be provided by Security Trust and Financial Company of San Antonio, Texas, a wholly-owned subsidiary of the Advisor.

                             INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, One Riverwalk Place, San Antonio, Texas 78205 is the independent accountant for the Trust.

                              FINANCIAL STATEMENTS

     The financial statements for the fiscal year ended June 30, 1996, as audited by Arthur Andersen LLP, are hereby incorporated by reference from the Annual Report to Shareholders of that date which has been delivered with the Statement of Additional Information unless previously provided, in which event the Trust will promptly provide another copy free of charge, upon request to:
U.S. Global Investors, Inc., P.O. Box 29467, San Antonio, Texas 78229-0467, 1-800-524-LEEB or (210) 308-1234.

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                          MegaTrends Fund -- Statement of Additional Information

--------------------------------------------------------------------------------

                           PART C -- OTHER INFORMATION

                          Included herein is Part C for
                                 Accolade Funds
                                 MegaTrends Fund

                          Post-Effective Amendment No. 6

--------------------------------------------------------------------------------

                                 ACCOLADE FUNDS

PART C.        OTHER INFORMATION

ITEM 24.       FINANCIAL STATEMENTS AND EXHIBITS

         (a)   FINANCIAL STATEMENTS


               (1) The audited financial highlights for the period from June 30, 1991 through June 30, 1996 has been audited by Arthur Andersen LLP.

               (2) The audited financial statements for the period from June 30,1996 are found in part B.


         (b)   EXHIBITS

            EXHIBIT NO.           DESCRIPTION OF EXHIBIT
            -----------           ----------------------

               (1) Amended and Restated Master Trust Agreement incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996 to the Registration Statement.

               (2) By-laws of Accolade Funds (incorporated by reference to initial registration dated April 15, 1993).

               (3)  Not Applicable

               (4)  Specimen  certificate  for Accolade Funds  (incorporated  by
                    reference  to   Post-Effective   Amendment   No.  1  to  the
                    Registration Statement, dated March 20, 1995).

               (5)

                    (a)  Advisory  Agreement  between  Accolade Funds and United
                         Services Advisors, Inc., dated September 21, 1994 (incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement, dated October 17,
                         1994).

                    (b) Sub-Advisory Agreement between Accolade Funds, United Services Advisors , Inc. and Money Growth Institute,
                         dated ............,  1994 (incorporated by reference to
                         Post- Effective Amendment No. 5 to the Registration Statement, dated May 28, 1996).

                    (c) Amendment to Advisory Agreement between Accolade Funds and United Services Advisors, Inc. dated 1996 incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996 to the Registration Statement.

                    (d) Sub-Advisory Agreement among Accolade Funds, United Services Advisors, Inc. and Money Growth Institute, Inc. incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996 to the Registration Statement.

               (6)  Not Applicable

               (7)  Not Applicable

               (8)

                    (a)* Custodian  Agreement between Accolade Funds and Bankers
                         Trust Company of New York dated October 17, 1994.

                    (b)* Letter agreement with Custodian,  Bankers Trust Company of  New  York,  adding  MegaTrends  Fund.
               (9)

                    (a) Transfer Agency Agreement between United Shareholder Services, Inc. and Accolade Funds, dated September 21, 1994 (incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement, dated October 17, 1994).

                    (b) Bookkeeping and Accounting Agreement between United Shareholder Services, Inc. and Accolade Funds, dated September 21, 1994 (incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement, dated October 17, 1994).

                    (c) Lockbox Service Agreement between United Shareholder Services, Inc. and Accolade Funds, dated September 21, 1994 (incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement, dated October 17, 1994).

                    (d) Printing Agreement between United Shareholder Services, Inc. and Accolade Funds, dated September 21, 1994 (incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement, dated October 17,
                         1994).

                    (e) Letter agreement between United Shareholder Services, Inc. and Accolade Funds adding MegaTrends Fund to the Transfer Agent Agreement, dated May 22, 1996, and incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996.

               (10)

                    (a)* Opinion and consent of counsel to the Registrant

               (11)

                    (a)* Consent of Independent Accountant,  Arthur Andersen LLP
                         with respect to the MegaTrends Fund.

                    (b)  Power  of  Attorney   (incorporated   by  reference  to
                         Pre-Effective Amendment No. 3 to the Registration Statement, dated October 17, 1994).

                    (c)  Power  of  Attorney   incorporated   by   reference  to
                         Post-Effective Amendment No. 2 to the Registration Statement, dated January 15, 1996.

                    (d)* Power of Attorney dated September 23, 1996.

               (12) Not Applicable

               (13) Not Applicable

               (14) Not Applicable

               (15)

                    (a) Accolade Funds/Bonnel Growth Fund Plan Pursuant to Rule 12b-1, approved September 21, 1994 (incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement, dated May 11, 1994).

                    (b)  Accolade  Funds/MegaTrends  Fund Plan  Pursuant to Rule
                         12b-1, approved May 22, 1996 and incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996 to the Registration Statement.

               (16)

                    (a) Schedule for computation of each performance quotation provided in response to Item 22 (incorporated by reference to initial registration statement dated April 15, 1993).

 *  Filed Herewith

ITEM 25.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference to the Prospectus contained in Part A of this Registration Statement at the Section entitled "Management of the Funds" and to the Statement of Additional Information contained in Part B of this Registration Statement at the section entitled "Principal Holders of Securities."

ITEM 26.       NUMBER OF HOLDERS OF SECURITIES

          The number of record holders, as of August 30, 1996 of each class of securities of the Registrant:

                  Bonnel Growth Fund ....... 5,563
                  MegaTrends Fund ..........     0

ITEM 27.      INDEMNIFICATION

          Under Article VI of the Registrant's Master Trust Agreement, each of its Trustees and officers or person serving in such capacity with another entity at the request of the Registrant (a "Covered Person") shall be indemnified (from the assets of the Sub-Trust or Sub-Trusts in question) against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, incurred by the Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is not entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of the majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 1(a)(19) of the 1940 Act nor parties to the proceeding, or (b) as independent legal counsel in a written opinion.

ITEM 28.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

          Information pertaining to business and other connections of Registrant's investment advisor is incorporated by reference to the Prospectus and Statement of Additional Information contained in Parts A and B of this Registration Statement at the sections entitled "Management of the Fund" in the Prospectus and "Management of the Fund" and "Investment Advisory Services" in the Statement of Additional Information.

ITEM 29.       PRINCIPAL UNDERWRITERS

          None. The Registrant is currently comprised of no-load funds which acts as distributor of their own shares.

ITEM 30.       LOCATION OF ACCOUNTS AND RECORDS

          All accounts and records maintained by the Registrant are kept at the Registrant's office located at 7900 Callaghan Road, San Antonio, Texas 78229. All accounts and records maintained by Bankers Trust Company as custodian for Accolade Funds are maintained at 16 Wall Street, New York, New York 10005.

ITEM 31.       NOT APPLICABLE

ITEM 32.       UNDERTAKINGS

          Registrant undertakes to call a meeting of shareholders for purposes of voting upon the question of removal of one or more trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding record shares, and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

--------------------------------------------------------------------------------

                                 SIGNATURE PAGE

--------------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and that it has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the city of San Antonio, State of Texas, on this 8th day of October, 1996.

                      ACCOLADE FUNDS


                 By:  * /s/ Frank E. Holmes
                      -----------------------------------------------------
                      FRANK E. HOLMES, President, Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                            TITLE                     DATE
-----------------------      ------------------------       ------------


* /s/ Frank E. Holmes        President,                     October 8, 1996
-----------------------      Chief Executive Officer
FRANK E. HOLMES              Trustee


* /s/ Clark R. Mandigo       Trustee                        October 8, 1996
-----------------------      Audit Committee
CLARK R. MANDIGO


* /s/ Richard E. Hughs       Trustee                        October 8, 1996
-----------------------      Audit Committee
RICHARD E. HUGHS


* /s/ Bobby D. Duncan        Executive Vice President       October 8, 1996
-----------------------      Chief Operating Officer
BOBBY D. DUNCAN


* /s/ Kevin C. White         Principal Accounting Officer   October 8, 1996
-----------------------
KEVIN C. WHITE


/s/ Thomas D. Tays           Vice President                 October 8, 1996
-----------------------      Secretary
THOMAS D. TAYS


* BY:  /s/ Thomas D. Tays
      -------------------------
      THOMAS D. TAYS
      Vice President, Secretary
      Power of Attorney

--------------------------------------------------------------------------------

                                  EXHIBIT INDEX

--------------------------------------------------------------------------------

   EXHIBIT NO.     DESCRIPTION OF EXHIBIT
   -----------     ----------------------


        8 (a) Custodian Agreement between Accolade Funds and Bankers Trust Company of New York.

        8 (b) Letter agreement with custodian, Bankers Trust Company of New York, adding MegaTrends Fund.

       10 (a)      Opinion and consent of counsel to the Registrant.

       11 (a) Consent of Independent Accountant, Arthur Andersen LLP, with respect to the MegaTrends Fund.

       11 (d)      Power of Attorney